Cover	Dec. 09, 2025	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	DAVE & BUSTER’S ENTERTAINMENT, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35664
Entity Tax Identification Number		35-2382255
Entity Central Index Key	0001525769
Entity Address, Address Line One		1221 S. Belt Line Rd.,
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Coppell
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75019
City Area Code	214
Local Phone Number	357-9588
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock $0.01 par value
Trading Symbol		PLAY
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false